Stock Based Incentive Plans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options Granted and Outstanding
Price Range	$ 7.35	$ 7.94	$ 8.29	$ 9.51
Stock options granted and outstanding	1,785,157	2,828,077	2,728,139	2,199,611
Price Range One [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding	1,785,157
Price Range One [Member] | Maximum [Member]
Stock Options Granted and Outstanding
Price Range	$ 17.49
Price Range One [Member] | Minimum [Member]
Stock Options Granted and Outstanding
Price Range	$ 2.85
Price Range One [Member] | Incentive [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding	835,097
Price Range One [Member] | Nonqualified [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding	950,060
Price Range Two [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding		2,828,077
Price Range Two [Member] | Maximum [Member]
Stock Options Granted and Outstanding
Price Range		$ 17.49
Price Range Two [Member] | Minimum [Member]
Stock Options Granted and Outstanding
Price Range		$ 3.09
Price Range Two [Member] | Incentive [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding		1,012,612
Price Range Two [Member] | Nonqualified [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding		1,815,465
Price Range Three [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding			2,199,611
Price Range Three [Member] | Maximum [Member]
Stock Options Granted and Outstanding
Price Range			$ 17.49
Price Range Three [Member] | Minimum [Member]
Stock Options Granted and Outstanding
Price Range			$ 3.51
Price Range Three [Member] | Incentive [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding			846,377
Price Range Three [Member] | Nonqualified [Member]
Stock Options Granted and Outstanding
Stock options granted and outstanding			1,353,234